Note 7 - Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

7.    Accrued Expenses

Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2024	2023
Compensation expense	$2,306	$6,448
Research and development fees	—	968
Accrued accounts payable	60	558
Other current liabilities	1,031	363
Accrued license obligations	56	213
Total	$3,453	$8,550

The compensation expense line item in the above table includes both severance and benefit costs associated with the Company's corporate restructuring actions announced in 2023, inclusive of those employees retained as the service period to earn such benefits is considered complete. The Company recognized restructuring expenses consisting of one-time cash severance payments and other employee-related costs. Severance pay and related costs for certain retained employees are estimated to be paid through the end of 2024. The Company recorded these restructuring charges based on each employee’s role to the respective research and development and general and administrative operating expense categories on its condensed consolidated statements of operations and comprehensive loss.

The following tables includes a roll forward of the restructuring activity and payments recorded for the three and nine months ended September 30, 2024 (in thousands):

Severance and Benefits Costs
Balance at June 30, 2024	$2,850
Adjustments to restructuring charges	$183
Cash payments	(805)
Balance at September 30, 2024	$2,228

Severance and Benefits Costs
Balance at December 31, 2023	$5,105
Adjustments to restructuring charges	$(86)
Cash payments	(2,791)
Balance at September 30, 2024	$2,228

7.	Accrued Expenses

Accrued expenses and other current liabilities consisted of the following (in thousands):

	Years Ended December 31,
	2023	2022
Compensation expense	$6,448	$3,015
Research and development fees	968	5,758
Accrued accounts payable	558	1,245
Other current liabilities	363	483
Accrued license obligations	213	245
Total	$8,550	$10,746

The compensation expense line item in the above table includes both severance and benefit costs associated with the Company's corporate restructuring actions announced in 2023, inclusive of those employees retained as the service period to earn such benefits is considered complete. The Company recognized restructuring expenses consisting of one-time cash severance payments and other employee-related costs. Severance pay and related costs for certain retained employees are estimated to be paid through the end of 2024. The Company recorded these restructuring charges based on each employee’s role to the respective research and development and general and administrative operating expense categories on its consolidated statements of operations and comprehensive loss.

The following table includes a roll forward of the restructuring activity and payments recorded for the year ended December 31, 2023 (in thousands):

Severance and Benefits Costs
Restructuring expenses	$7,523
Cash payments	$(2,418)
Balance at December 31, 2023	$5,105